Cover	Apr. 14, 2022	Feb. 11, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 14, 2022
Entity Registrant Name		Blackstone Real Estate Income Trust, Inc.
Entity Incorporation, State or Country Code		MD
Entity File Number		000-55931
Entity Tax Identification Number		81-0696966
Entity Address, Address Line One		345 Park Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10154
City Area Code		212
Local Phone Number		583-5000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001662972
Amendment Flag		false